Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents
20	Cash and cash equivalents

	At December 31,
	2018	2017
Cash to be deposited	3,488	1,483
Cash at banks	181,972	189,283
Time deposits	31,879	29,003
Other cash equivalents	27,526	1,832
	244,865	221,601

The Group operates with investment grade - financial institutions.

 For the purposes of the cash flow statement, cash and cash equivalents include the following:

	At December 31,
	2018	2017	2016
Cash and cash equivalents	244,865	221,601	212,988
Restricted cash (*)	-	-	(30,872)
	244,865	221,601	182,116

(*) Restricted cash balances excluded from cash and cash equivalents relate to guarantees of AA2000.

The cash flow statement does not include those transactions that have not represented cash inflows or outflows implied flow of funds.